13003718

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

JAN 27 2014

Washington, DC 20549

001- 15925

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

January 27, 2014

CERTWAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 27, 2014 The Nasdaq Stock Market (the "Exchange") received from Community Health Systems, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Contingent Value Rights

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery